Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 02, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for Dennis Mathew ($)(1)	Compensation actually paid to Dennis Mathew ($)(2)	Summary compensation table total for Dexter Goei ($)(1)	Compensation actually paid to Dexter Goei ($)(2)	Average summary compensation table total for non-CEO named executive officers ($)(3)	Average compensation actually paid to non-CEO named executive officers ($)(4)	Value of initial fixed $100 investment based on:		Net Income(loss) ($)(in thousands)(7)	Adjusted EBITDA ($)(in thousands)(8)
							Total shareholder return ($)(5)	Peer group total shareholder return ($) (6)
2025	15,032,320	12,085,430	—	0	4,634,677	3,736,186	6.36	106.17	(1,833,047)	3,335,633
2024	14,425,399	11,821,800	—	—	3,744,972	3,260,453	6.36	106.42	(78,277)	3,413,181
2023	4,327,478	277,975	—	—	5,467,436	4,612,587	8.58	89.87	79,037	3,608,890
2022	22,518,415	15,966,980	3,692,504	(52,162,514)	790,064	(6,523,720)	12.15	81.2	220,889	3,866,537
2021	—	—	38,333,508	(96,687,299)	5,935,507	(14,170,298)	42.73	94.7	1,010,932	4,427,251

Company Selected Measure Name			See "Description of Non-GAAP Financial Measures" above for the definition of Adjusted EBITDA.
Named Executive Officers, Footnote			Mr. Mathew was appointed CEO effective October 3, 2022, on which date Mr. Goei transitioned to the role of Executive Chairman of the Board. The dollar amounts reported for Mr. Mathew and Mr. Goei under “Summary Compensation Table Total” are the amounts of total compensation reported for Mr. Mathew and Mr. Goei for each corresponding year in the “Total” column of the "Summary Compensation Table" above.The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the Company’s named executive officers NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Marc Sirota, Michael Olsen and Michael Parker; (ii) for 2024, Marc Sirota, Michael Olsen and Colleen Schmidt; (iii) for 2023, Marc Sirota, Michael Olsen, Colleen Schmidt and Michael Grau; (iv) for 2022, Michael Olsen, Colleen Schmidt and Michael Grau; and (v) for 2021, Michael Olsen, Colleen Schmidt, Michael Grau and Abdelhakim Boubazine.
Peer Group Issuers, Footnote			Represents the average peer group TSR. The peer group for this purpose is the peer group referenced by the Compensation Committee when making compensation decisions as described in the Compensation Discussion and Analysis, which has been consistent other than impacts due to peer company mergers and bankruptcies, as applicable.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported for Mr. Mathew and Mr. Goei under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Mr. Mathew and Mr. Goei, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mathew or Mr. Goei during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Mathew’s total compensation for each year to determine the compensation actually paid:

Mr. Mathew
2025
Total Compensation as reported in Summary Compensation Table ("SCT")	$15,032,320
Pension values reported in SCT	—
Fair value of equity awards granted during fiscal year reported in SCT	(9,810,605)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in the current year	—
Fair value of equity compensation granted in current year-value at year-end	8,124,999
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(98,301)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(1,162,983)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to CEO	$12,085,430

Non-PEO NEO Average Total Compensation Amount			$ 4,634,677	$ 3,744,972	$ 5,467,436	$ 790,064	$ 5,935,507
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,736,186	3,260,453	4,612,587	(6,523,720)	(14,170,298)
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

NEO Averages
2025
Total Compensation as reported in SCT	$4,634,677
Pension values reported in SCT	(8,046)
Fair value of equity awards granted during fiscal year reported in SCT	(2,861,427)
Pension value attributable to current years’ service and any change in pension value attributable to plan amendments made in the current year	—
Fair value of equity compensation granted in current year-value at year-end	2,369,792
Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	31,907
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(430,717)
Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—
Compensation Actually Paid to NEOs	$3,736,186

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid and Total Shareholder Return
Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount			$ 6.36	6.36	8.58	12.15	42.73
Peer Group Total Shareholder Return Amount			106.17	106.42	89.87	81.2	94.7
Net Income (Loss)			$ (1,833,047,000)	$ (78,277,000)	$ 79,037,000	$ 220,889,000	$ 1,010,932,000
Company Selected Measure Amount			3,335,633,000	3,413,181,000	3,608,890,000	3,866,537,000	4,427,251,000
PEO Name	Mr. Mathew	Mr. Goei
Additional 402(v) Disclosure			Cumulative total shareholder return ("TSR") of a $100 investment from the beginning of fiscal year 2021 through the end of each of the years indicated for the Company.The amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA;
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA less Capex
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Mathew [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,032,320	$ 14,425,399	$ 4,327,478	$ 22,518,415	$ 0
PEO Actually Paid Compensation Amount			12,085,430	11,821,800	277,975	15,966,980	0
Goei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	3,692,504	38,333,508
PEO Actually Paid Compensation Amount			0	$ 0	$ 0	$ (52,162,514)	$ (96,687,299)
PEO | Mathew [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mathew [Member] | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,810,605)
PEO | Mathew [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mathew [Member] | Equity Awards Granted Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,124,999
PEO | Mathew [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(98,301)
PEO | Mathew [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,162,983)
PEO | Mathew [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,046)
Non-PEO NEO | Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,861,427)
Non-PEO NEO | Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Granted Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,369,792
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			31,907
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(430,717)
Non-PEO NEO | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0